Taxation (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022		Dec. 31, 2022	[2]
Income Tax Expense
Current taxes on income	$ 27,609	$ 22,539		$ 62,917	$ 52,008
Deferred income taxes	29,632	(5,437)		9,542	(18,650)
Total taxes	57,241	$ 17,102	[1]	72,459	$ 33,358	[1]
Deferred tax liabilities	$ 154,588			$ 154,588			$ 183,518

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the GTS SP5 Acquisition in March 2022 and MTN SA Acquisition in May 2022.
[2]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.